Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluated of events and transactions for potential recognition or disclosure through the date of this report. The Company is not aware of any material subsequent event other than the item below.

As of July 29, 2024, the Company closed a private placement of (a) 14,907,000 Class A ordinary shares, par value $0.0001 per share, and (b) warrants to purchase up to 14,907,000 Class A ordinary shares (the “Private Placement”) pursuant to the Securities Purchase Agreement dated June 11, 2024, between the Company and the purchasers. The warrants are exercisable upon issuance with a term of two years at $0.55 per share. The warrants also contain a cashless exercise provision. The Company issued the Class A ordinary shares at $0.55 per share and the warrants for nominal consideration. In connection with the Private Placement, the Company collected $8,200,000 from the purchasers in June 2024 to purchase Class A ordinary shares and filed a registration statement on August 22, 2024 to register the resale of the Class A ordinary shares issued and Class A ordinary shares to be issued upon exercise of the warrants.

On September 4, 2024, the Company filed a registration statement on Form F-1 with the Securities and Exchange Commission for offering a minimum of $8,000,000 of Class A ordinary shares, par value $0.0001 per share and a maximum of $20,000,000 of Class A Ordinary Shares of Hitek Global Inc.

NOTE 20 – SUBSEQUENT EVENTS

The Company performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. The Company is not aware of any material subsequent event other than the item disclosed below.

In January 2024, the Company signed a supplementary agreement with Beijing Baihengda Petroleum Technology Co., Ltd. (“Beijing Baihengda,” together with HiTek, the Lenders) and Guangxi Beihengda Mining Co., Ltd. (“Guangxi Beihengda,” or the Borrower) to extend RMB30,000,000 loan receivable and RMB15,000,000 loan payable for one year, due on January 21, 2025.

On February 5, 2024, the 2024 annual general meeting of shareholders adopted the resolutions that the issued 14,392,364 ordinary shares of par value of US$0.0001 each are re-designated and re-classified into 6,200,364 Class A ordinary shares of par value US$0.0001 each with one vote per share (the “Class A Ordinary Shares”) and 8,192,000 Class B ordinary shares of par value US$0.0001 each with 15 votes per share (the “Class B Ordinary Shares”) on a one for one basis.